Current Assets and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses
Prepaid expenses as of December 31, 2016 and 2015 consist of the following:

(in US$ millions)	2016	2015
Prepaid operating lease	20.5	21.7
Other prepaid expenses	1.6	1.2
Total prepaid expenses	22.1	22.9
Of which non-current	20.5	21.7
Of which current	1.6	1.2
Total prepaid expenses	22.1	22.9

Schedule of Other Receivables and Current Assets
The other receivables and current assets as of December 31, 2016 and 2015 are as follows:

(in US$ millions)	2016	2015
VAT and other tax receivables	3.8	4.3
Inventories	5.1	4.3
Other receivables	7.8	4.1
Total other receivables and current assets	16.7	12.7